Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Operating Expenses	694,776	715	255,853	249	11,670
Other Income
Sub-lease and other income	90,352		90,758
Change in value of liability			(48,308)
Interest income	774		(3,000)		1,000
Total Other Income	91,126		39,450	0	1,000
Loss Before Provision for Income Taxes	(603,650)	(715)	(216,403)	(249)	(12,670)
Provision for income tax			800		800
Net Loss	$ (603,650)	$ (715)	$ (217,203)	$ (249)	$ (13,470)
Basic and Diluted Loss Per Share (in Dollars per share)	$ (0.06)	$ 0	$ (0.06)	$ 0	$ (0.02)
Weighted average common shares outstanding - basic and diluted (in Shares)	10,650,002	0	3,643,728	0	560,586